NOTES PAYABLE AND ACCRUED INTEREST	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
NOTES PAYABLE AND ACCRUED INTEREST

5.       NOTES PAYABLE AND ACCRUED INTEREST

	November 30, 2012	November 30, 2011
During the year ended November 30, 2010, Fotoview Inc. (“Fotoview”) issued a loan of $16,000 to a former director of the Company to purchase 4,000,000 restricted common shares of the Company. Upon the director’s resignation, the 4,000,000 common shares were cancelled and the Company assumed the loan payable to Fotoview. The loan is unsecured, bears no interest, and has no fixed terms of repayment.	$16,000	$16,000

On September 21, 2011, PSI Services (“PSI”) issued a loan of $500 to the Company. The loan is unsecured, bears no interest, and has not fixed terms of repayment.	500	500

On November 13, 2011, PSI issued a loan of CAD$45,000 to the Company. The loan is unsecured and bears interest at a rate of 6% per annum. Principal and accrued interest is due November 13, 2013. The loan payable to PSI as at November 30, 2012 consists of principal and accrued interest of USD$44,650 (2011 - $USD$43,596) and USD$2,815 (2011 – USD$117), respectively.	47,465	43,713

On June 1, 2012, PSI issued a loan of CAD$20,000 to the Company. The loan is unsecured and bears interest at a rate of 6% per annum. Principal and accrued interest is due on May 31, 2013. The loan payable to PSI as at November 30, 2012 consists of principal and accrued interest of USD$19,856 (2011 - $Nil) and USD$559 (2011 - $Nil), respectively.	20,415	-
Balance as of November 30, 2012	$84,380	$60,213